GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Adjustments for divestitures	$ (242.7)	$ (192.8)
Intangible assets and goodwill	10,831.1		$ 9,593.8
Accrued liabilities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Measurement period adjustments	10.1
Deferred income tax liabilities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Measurement period adjustments	75.9
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7,501.1		6,500.4
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 0.0		$ 0.0
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	5.00%
Discount rate	6.80%		5.60%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Revenue growth rate	6.40%
Discount rate	7.90%		7.50%
Terminal growth rate	3.00%